Letterhead of Chadbourne & Parke LLP
30 Rockefeller Plaza
New York, New York 10112
(212) 408-5100
December 6, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	GLG Partners, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of GLG Partners, Inc., a Delaware corporation (the “Company”), transmitted herewith for filing is the Company’s Registration Statement on Form S-1 (the “Registration Statement”) and the exhibits thereto, for the purpose of registering under the Securities Act of 1933, as amended, 67,150,403 shares of Common Stock, par value $0.0001 per share, of the Company (the “Common Stock”) issuable or deliverable upon exercise of outstanding warrants to purchase Common Stock. The Registration Statement also registers the reoffer and resale by certain selling stockholders of the Company of (1) 17,000,003 shares of Common Stock and 17,000,003 warrants underlying outstanding units, each consisting of one share of Common Stock and one warrant, (2) the shares of Common Stock issuable upon exercise of such warrants (3) 4,500,000 additional warrants and (4) the shares of Common Stock issuable upon exercise of the foregoing warrants.
     On November 2, 2007, the Company (formerly named Freedom Acquisition Holdings, Inc.) completed a reverse acquisition transaction with GLG Partners (the “Acquisition”) and was renamed GLG Partners, Inc. In connection with obtaining stockholder approval for the Acquisition, the Company prepared and filed a definitive proxy statement (the “Proxy Statement”) on Schedule 14A under the Securities Exchange Act of 1934, as amended, dated October 13, 2007. The Proxy Statement, which was reviewed by the Division of Corporation Finance, was mailed to the Company’s stockholders in connection with the special meeting of stockholders of the Company held on October 31, 2007 to approve the Acquisition and related matters.
     Should you have any questions or comments concerning the Registration Statement, please telephone collect Sey-Hyo Lee at (212) 408-5122 or Jessica Tsai at (212) 408-1125 of this office.
Very truly yours,

/s/ Chadbourne & Parke LLP
Attachments
VIA EDGAR

cc:	Jennifer Hardy, Esq. Brigitte Lippman, Esq.